[LETTERHEAD OF SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP]

                     April 20, 2010

Dominic Minore

Kevin Rupert

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	THL Credit, Inc. (the “Company”)
File No. 333-159636

Dear Messrs. Minore and Rupert:

On behalf of the Company, electronically transmitted herewith, please find Amendment No. 4 to the Company’s Registration Statement on Form N-2 (333-159636). Please note that no material changes have been made to the Registration Statement since Amendment No. 3, except those necessary to reflect the Company’s purchase of the Initial Portfolio Assets (as defined therein), and the inclusion of a Statement of Assets and Liabilities reflecting such purchase and various exhibits, including the consent of PricewaterhouseCoopers LLP.

Should you have any questions or require additional information with respect to the foregoing, please contact the undersigned at (212) 735-3406 or Richard Cardillo at (212) 735-2459.

Very truly yours,

/s/ Michael K. Hoffman

Michael K. Hoffman